As filed with the Securities and Exchange Commission

on October 13, 2009

Securities Act File No. 33-98102

Investment Company Act File No. 811-1743

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 49

(Check appropriate box or boxes)	☒

THE ALGER FUNDS II

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

111 FIFTH AVENUE, NEW YORK, NEW YORK	10003
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

HAL LIEBES, ESQ.

FRED ALGER MANAGEMENT, INC.

111 FIFTH AVENUE,

2ND FLOOR

NEW YORK, NY 10003

(Name and Address of Agent for Service)

COPY TO:

GARY L. GRANIK, ESQ.

STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NEW YORK 10038-4982

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b),

☒	on October 20, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

If appropriate, check the following box:

☒     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 35 to the Registration Statement of The Alger Funds II (the “Registrant”) until October 20, 2009.  Post-Effective Amendment 35 relates to the Alger Dynamic Opportunities Fund, which was created pursuant to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement, filed on May 20, 2009.  Post-Effective Amendment No. 28 to the Registrant’s Registration Statement was filed in response to comments from the staff of the Securities and Exchange Commission.  Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 28 under the Securities Act of 1933 and Amendment No. 41 under the Investment Company Act of 1940, filed August 3, 2009 are incorporated by reference herein.  Post-Effective Amendment No. 35 to the Registrant’s Registration Statement was filed on October 6, 2009 solely to delay the effectiveness of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Amendment meets all requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 13th day of October, 2009.

THE ALGER FUNDS II

By:	*
Dan C. Chung,
President

ATTEST:	/s/	Hal Liebes
Hal Liebes, Secretary

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	President	October 13, 2009
*	(Chief Executive Officer)
Dan C. Chung

/s/ Michael D. Martins	Treasurer (Chief Financial Officer)	October 13, 2009
Michael D. Martins

*	Trustee	October 13, 2009
Charles F. Baird, Jr.

*	Trustee	October 13, 2009
Roger P. Cheever

*	Trustee	October 13, 2009
Lester L. Colbert, Jr.

*	Trustee	October 13, 2009
Hilary M. Alger

*	Trustee	October 13, 2009
David Rosenberg

*	Trustee	October 13, 2009
Nathan E. Saint-Amand

*	Trustee	October 13, 2009
Stephen E. O’Neil

*By:	/s/ Hal Liebes
Hal Liebes
Attorney-in-Fact